Investment Objectives and Goals	Dec. 29, 2025
Villere Balanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	Villere Balanced Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Villere Balanced Fund (the “Balanced Fund” or the “Fund”) seeks to achieve long-term capital growth consistent with preservation of capital and balanced by current income.
Villere Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Villere Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Villere Equity Fund (the “Equity Fund” or the “Fund”) seeks to achieve long-term growth.